UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense – 2.6%
91,686	The Boeing Co.	$ 12,318,931

Automobiles – 1.3%
185,698	General Motors Co.	6,207,884

Capital Markets – 2.7%
276,790	AllianceBernstein Holding LP	7,429,044
151,912	Morgan Stanley, Inc.	5,344,264

		12,773,308

Chemicals – 1.0%
59,042	Eastman Chemical Co.	4,895,763

Commercial Banks – 10.9%
560,015	Bank of America Corp.	9,542,656
128,577	BB&T Corp.	4,833,209
394,987	Fifth Third Bancorp	7,947,138
329,626	JPMorgan Chase & Co.	19,830,300
133,347	SunTrust Banks, Inc.	5,239,204
93,976	Wells Fargo & Co.	5,119,813

		52,512,320

Commercial Services & Supplies – 1.4%
141,033	Waste Management, Inc.	6,872,538

Communications Equipment – 2.1%
367,506	Cisco Systems, Inc.	10,157,866

Computers & Peripherals – 2.6%
44,249	Apple, Inc.	5,262,533
239,717	EMC Corp.	7,275,411

		12,537,944

Consumer Finance – 2.9%
75,563	Capital One Financial Corp.	6,286,842
377,542	Navient Corp.	7,913,280

		14,200,122

Diversified Telecommunication Services – 2.5%
238,798	Verizon Communications, Inc.	12,080,791

Electric Utilities – 3.2%
266,751	FirstEnergy Corp.	9,837,777
28,096	NextEra Energy, Inc.	2,932,941
75,847	PPL Corp.	2,694,844

		15,465,562

Food & Staples Retailing – 1.6%
82,224	The Kroger Co.	4,920,284
32,157	Wal-Mart Stores, Inc.	2,815,024

		7,735,308

Food Products – 1.7%
220,818	ConAgra Foods, Inc.	8,064,273

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.5%
159,681	Medtronic, Inc.	$ 11,795,635

Health Care Providers & Services – 1.3%
62,390	UnitedHealth Group, Inc.	6,153,526

Hotels, Restaurants & Leisure – 1.0%
62,170	Starwood Hotels & Resorts Worldwide, Inc.	4,911,430

Household Products – 0.8%
44,626	The Procter & Gamble Co.	4,035,529

Industrial Conglomerates – 5.3%
960,520	General Electric Co.	25,444,175

Insurance – 8.7%
81,774	Aflac, Inc.	4,884,361
196,037	American International Group, Inc.	10,742,827
66,926	MetLife, Inc.	3,721,755
122,288	Prudential Financial, Inc.	10,392,034
197,779	The Hartford Financial Services Group, Inc.	8,168,273
37,397	The Travelers Cos., Inc.	3,906,117

		41,815,367

Internet Software & Services* – 0.8%
74,312	eBay, Inc.	4,078,242

Media – 3.4%
85,525	CBS Corp. Class B	4,693,612
84,435	Liberty Global PLC Series C*	4,214,995
96,433	Viacom, Inc. Class B	7,293,228

		16,201,835

Multi-Utilities – 1.6%
151,829	PG&E Corp.	7,667,364

Oil, Gas & Consumable Fuels – 11.2%
96,048	Apache Corp.	6,155,716
280,347	Canadian Oil Sands Ltd.	3,594,385
208,771	Devon Energy Corp.	12,311,226
254,967	Exxon Mobil Corp.	23,084,712
114,121	NGL Energy Partners LP	3,982,823
154,159	Southwestern Energy Co.*	4,960,837

		54,089,699

Pharmaceuticals – 11.2%
191,332	Eli Lilly & Co.	13,033,536
247,432	Merck & Co., Inc.	14,944,893
99,642	Mylan, Inc.*	5,840,017
644,231	Pfizer, Inc.	20,067,796

		53,886,242

Real Estate Investment Trusts – 3.9%
25,124	AvalonBay Communities, Inc.	4,039,688
202,260	Brixmor Property Group, Inc.	4,890,647
445,668	MFA Financial, Inc.	3,734,698
255,850	Starwood Property Trust, Inc.	6,155,751

		18,820,784

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.8%
105,901	Intel Corp.	$ 3,944,812
163,968	Maxim Integrated Products, Inc.	4,848,534

		8,793,346

Software – 1.7%
173,039	Microsoft Corp.	8,272,995

Specialty Retail – 3.6%
551,929	Staples, Inc.	7,760,122
240,269	The Gap, Inc.	9,514,652

		17,274,774

Thrifts & Mortgage Finance – 1.6%
486,581	New York Community Bancorp, Inc.	7,731,772

Tobacco – 1.0%
97,765	Altria Group, Inc.	4,913,669

TOTAL COMMON STOCKS		$471,708,994

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.0%
Repurchase Agreement – 2.0%
Joint Repurchase Agreement Account II
$9,400,000	0.104%	12/01/14	$ 9,400,000

TOTAL INVESTMENTS – 99.9%			$481,108,994

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			503,021

NET ASSETS – 100.0%			$481,612,015

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$407,590,583

Gross unrealized gain	83,085,424
Gross unrealized loss	(9,567,013)

Net unrealized security gain	$73,518,411

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.6%
298,076	The Boeing Co.	$ 40,049,491

Automobiles – 1.2%
550,278	General Motors Co.	18,395,793

Beverages – 0.7%
90,429	Anheuser-Busch InBev NV ADR	10,579,289

Capital Markets – 3.8%
75,471	Affiliated Managers Group, Inc.*	15,365,141
129,894	Ameriprise Financial, Inc.	17,116,132
346,648	Franklin Resources, Inc.	19,710,405
211,719	Morgan Stanley, Inc.	7,448,275

		59,639,953

Chemicals – 1.0%
186,259	Eastman Chemical Co.	15,444,596

Commercial Banks – 10.5%
3,236,115	Bank of America Corp.	55,143,399
768,602	Fifth Third Bancorp	15,464,272
945,979	JPMorgan Chase & Co.	56,910,097
366,369	SunTrust Banks, Inc.	14,394,638
366,514	Wells Fargo & Co.	19,967,683

		161,880,089

Commercial Services & Supplies – 0.7%
230,127	Waste Management, Inc.	11,214,089

Communications Equipment – 2.2%
1,209,864	Cisco Systems, Inc.	33,440,641

Computers & Peripherals – 2.6%
1,313,468	EMC Corp.	39,863,754

Consumer Finance – 2.3%
231,213	Capital One Financial Corp.	19,236,922
784,040	Navient Corp.	16,433,478

		35,670,400

Diversified Telecommunication Services – 1.4%
431,842	Verizon Communications, Inc.	21,846,887

Electric Utilities – 2.1%
554,345	FirstEnergy Corp.	20,444,244
111,345	NextEra Energy, Inc.	11,623,304

		32,067,548

Food & Staples Retailing – 2.0%
302,083	The Kroger Co.	18,076,647
253,170	Whole Foods Market, Inc.	12,412,925

		30,489,572

Shares	Description	Value
Common Stocks – (continued)
Food Products – 3.9%
507,803	ConAgra Foods, Inc.	$ 18,544,966
587,392	Mondelez International, Inc. Class A	23,025,766
441,992	Tyson Foods, Inc. Class A	18,713,941

		60,284,673

Health Care Equipment & Supplies – 2.5%
15,878	Covidien PLC	1,603,678
502,615	Medtronic, Inc.	37,128,170

		38,731,848

Health Care Providers & Services – 2.5%
200,327	Express Scripts Holding Co.*	16,657,190
223,391	UnitedHealth Group, Inc.	22,033,054

		38,690,244

Hotels, Restaurants & Leisure – 1.7%
511,679	MGM Resorts International*	11,671,398
181,537	Starwood Hotels & Resorts Worldwide, Inc.	14,341,423

		26,012,821

Household Durables* – 0.7%
307,419	Toll Brothers, Inc.	10,756,591

Household Products – 1.1%
186,607	The Procter & Gamble Co.	16,874,871

Industrial Conglomerates – 5.1%
2,981,741	General Electric Co.	78,986,319

Insurance – 9.3%
258,268	Aflac, Inc.	15,426,348
819,607	American International Group, Inc.	44,914,464
860,018	Genworth Financial, Inc. Class A*	7,817,564
280,223	MetLife, Inc.	15,583,201
413,183	Prudential Financial, Inc.	35,112,291
597,215	The Hartford Financial Services Group, Inc.	24,664,979

		143,518,847

Internet & Catalog Retail – 0.7%
132,502	Expedia, Inc.	11,542,249

Internet Software & Services* – 2.2%
269,501	eBay, Inc.	14,790,215
34,592	Google, Inc. Class A	18,993,775

		33,783,990

Media – 5.1%
488,467	CBS Corp. Class B	26,807,069
571,359	Liberty Global PLC Series C*	28,522,241
323,255	Viacom, Inc. Class B	24,447,776

		79,777,086

Multi-Utilities – 1.4%
418,316	PG&E Corp.	21,124,958

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 10.4%
461,039	Apache Corp.	$ 29,547,990
664,633	Devon Energy Corp.	39,193,408
683,941	Exxon Mobil Corp.	61,924,018
941,641	Southwestern Energy Co.*	30,302,007

		160,967,423

Pharmaceuticals – 8.5%
313,168	Bristol-Myers Squibb Co.	18,492,570
114,763	Eli Lilly & Co.	7,817,655
317,612	Merck & Co., Inc.	19,183,765
381,349	Mylan, Inc.*	22,350,865
2,054,164	Pfizer, Inc.	63,987,209

		131,832,064

Real Estate Investment Trusts – 0.8%
78,554	AvalonBay Communities, Inc.	12,630,698

Road & Rail* – 0.8%
549,993	Hertz Global Holdings, Inc.	13,056,834

Semiconductors & Semiconductor Equipment – 1.0%
526,138	Maxim Integrated Products, Inc.	15,557,901

Software – 3.3%
177,970	Citrix Systems, Inc.*	11,801,191
565,332	Microsoft Corp.	27,028,523
167,311	SAP SE ADR	11,765,309

		50,595,023

Specialty Retail – 3.4%
939,637	The Gap, Inc.	37,209,625
236,392	The TJX Cos., Inc.	15,639,695

		52,849,320

TOTAL COMMON STOCKS		$1,508,155,862

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 3.1%
Repurchase Agreement – 3.1%
Joint Repurchase Agreement Account II
$47,600,000	0.104%	12/01/14	$ 47,600,000

TOTAL INVESTMENTS – 100.6%			$1,555,755,862

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(8,667,768)

NET ASSETS – 100.0%			$1,547,088,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,354,166,999

Gross unrealized gain	231,286,978
Gross unrealized loss	(29,698,115)

Net unrealized security gain	$201,588,863

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 3.5%
976,142	Alliant Techsystems, Inc.	$ 110,967,823
2,460,687	Textron, Inc.	106,596,961
1,665,125	Triumph Group, Inc.	113,328,407

		330,893,191

Airlines* – 0.5%
835,188	United Continental Holdings, Inc.	51,138,561

Beverages – 1.1%
460,227	Constellation Brands, Inc. Class A*	44,365,883
744,012	Molson Coors Brewing Co. Class B	57,549,328

		101,915,211

Building Products – 1.9%
1,452,105	Armstrong World Industries, Inc.*	72,750,460
2,338,328	Fortune Brands Home & Security, Inc.	105,037,694

		177,788,154

Capital Markets – 2.5%
3,254,133	Invesco Ltd.	131,336,808
1,879,791	Raymond James Financial, Inc.	105,832,233

		237,169,041

Chemicals – 3.1%
2,309,894	Axalta Coating Systems Ltd.*	54,975,477
1,199,374	Celanese Corp. Series A	72,046,396
330,062	CF Industries Holdings, Inc.	88,506,126
865,532	The Valspar Corp.	72,626,790

		288,154,789

Commercial Banks – 5.2%
7,945,579	Fifth Third Bancorp	159,865,050
11,086,874	Huntington Bancshares, Inc.	112,088,296
1,194,309	M&T Bank Corp.	150,506,820
584,531	Signature Bank*	70,886,074

		493,346,240

Communications Equipment – 1.6%
6,226,346	Brocade Communications Systems, Inc.	70,419,973
3,446,443	Juniper Networks, Inc.	76,373,177

		146,793,150

Computers & Peripherals – 0.7%
1,621,995	NetApp, Inc.	69,015,887

Consumer Finance – 2.7%
7,237,357	Navient Corp.	151,695,003
10,938,536	SLM Corp.	105,885,028

		257,580,031

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.2%
1,506,622	Packaging Corp. of America	$ 111,911,882

Diversified Financial Services – 1.7%
1,672,710	The NASDAQ OMX Group, Inc.	75,121,406
2,059,824	Voya Financial, Inc.	86,265,429

		161,386,835

Electric Utilities – 2.0%
5,078,981	FirstEnergy Corp.	187,312,819

Electronic Equipment, Instruments & Components* – 0.6%
1,477,205	Keysight Technologies, Inc.	51,997,616

Energy Equipment & Services* – 0.8%
448,316	Cameron International Corp.	22,989,645
1,120,924	Oil States International, Inc.	55,878,061

		78,867,706

Food & Staples Retailing – 1.7%
1,268,194	The Kroger Co.	75,888,729
1,792,310	Whole Foods Market, Inc.	87,876,959

		163,765,688

Food Products – 2.8%
3,222,105	ConAgra Foods, Inc.	117,671,275
3,438,394	Tyson Foods, Inc. Class A	145,581,602

		263,252,877

Health Care Equipment & Supplies – 1.3%
1,125,778	Zimmer Holdings, Inc.	126,413,612

Health Care Providers & Services – 5.0%
1,424,855	Cardinal Health, Inc.	117,108,832
1,828,491	Cigna Corp.	188,133,439
1,317,713	Envision Healthcare Holdings, Inc.*	46,594,332
1,176,177	Laboratory Corp. of America Holdings*	123,075,161

		474,911,764

Health Care Technology* – 0.3%
2,308,443	Allscripts Healthcare Solutions, Inc.	27,747,485

Hotels, Restaurants & Leisure – 2.2%
4,251,437	MGM Resorts International*	96,975,278
1,459,289	Starwood Hotels & Resorts Worldwide, Inc.	115,283,831

		212,259,109

Household Durables* – 2.0%
626,367	Mohawk Industries, Inc.	96,203,708
2,628,781	Toll Brothers, Inc.	91,981,047

		188,184,755

Household Products – 1.1%
771,745	Energizer Holdings, Inc.	100,342,285

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Independent Power Producers & Energy Traders – 1.1%
3,181,756	NRG Energy, Inc.	$ 99,461,693

Insurance – 8.3%
1,803,297	Arthur J. Gallagher & Co.	86,468,091
654,630	Everest Re Group Ltd.	114,815,556
2,655,666	Lincoln National Corp.	150,390,366
3,101,148	Principal Financial Group, Inc.	165,198,154
1,857,814	Unum Group	61,716,581
1,791,041	Validus Holdings Ltd.	74,328,201
3,601,523	XL Group PLC	127,926,097

		780,843,046

Internet & Catalog Retail – 1.4%
646,601	Expedia, Inc.	56,325,413
2,454,547	Liberty Interactive Corp. Class A*	71,550,045

		127,875,458

Internet Software & Services* – 1.0%
1,072,174	AOL, Inc.	49,491,552
2,428,324	Pandora Media, Inc.	47,740,850

		97,232,402

IT Services – 1.0%
6,569,264	Xerox Corp.	91,706,926

Life Sciences Tools & Services – 0.8%
1,841,756	Agilent Technologies, Inc.	78,716,651

Machinery – 0.7%
2,404,399	Terex Corp.	69,006,251

Media – 3.2%
1,577,199	AMC Networks, Inc. Class A*	102,297,127
227,156	Liberty Broadband Corp. Class A*	12,457,208
470,793	Liberty Broadband Corp. Class C*	25,611,139
908,622	Liberty Media Corp. Class A*	33,410,031
2,358,807	Liberty Media Corp. Class C*	86,167,220
532,495	Scripps Networks Interactive Class A	41,625,134

		301,567,859

Metals & Mining – 1.7%
1,374,199	Carpenter Technology Corp.	69,287,114
698,593	Reliance Steel & Aluminum Co.	44,668,036
1,181,631	TimkenSteel Corp.	42,089,696

		156,044,846

Multi-Utilities – 3.9%
2,098,516	PG&E Corp.	105,975,058
1,225,583	SCANA Corp.	69,894,998
1,699,850	Sempra Energy	189,924,241

		365,794,297

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.2%
2,944,343	Chesapeake Energy Corp.	$ 59,652,389
680,319	Cimarex Energy Co.	71,399,479
3,128,306	QEP Resources, Inc.	63,942,575
4,237,645	Southwestern Energy Co.*	136,367,416
899,431	Tesoro Corp.	68,914,403

		400,276,262

Pharmaceuticals* – 2.6%
1,903,265	Endo International PLC	139,261,900
1,749,269	Mylan, Inc.	102,524,656

		241,786,556

Real Estate Investment Trusts – 7.4%
794,093	AvalonBay Communities, Inc.	127,682,214
5,303,669	Brixmor Property Group, Inc.	128,242,717
1,015,862	Camden Property Trust	77,896,298
4,691,067	DDR Corp.	85,987,258
2,321,981	RLJ Lodging Trust	76,462,834
4,828,852	Starwood Property Trust, Inc.	116,182,179
1,098,376	Taubman Centers, Inc.	87,309,908

		699,763,408

Road & Rail – 1.7%
4,597,348	Hertz Global Holdings, Inc.*	109,141,042
448,963	Kansas City Southern	53,399,659

		162,540,701

Semiconductors & Semiconductor Equipment – 4.7%
2,600,784	Altera Corp.	97,841,494
1,829,626	Analog Devices, Inc.	99,970,765
11,399,721	Atmel Corp.*	90,171,793
5,414,500	Maxim Integrated Products, Inc.	160,106,765

		448,090,817

Software* – 2.8%
880,078	Check Point Software Technologies Ltd.	68,038,830
1,259,680	Citrix Systems, Inc.	83,529,381
1,740,115	Informatica Corp.	63,305,384
797,474	Red Hat, Inc.	49,563,009

		264,436,604

Specialty Retail – 3.7%
1,098,407	GNC Acquisition Holdings, Inc. Class A	48,571,557
5,070,431	Staples, Inc.	71,290,260
4,317,885	The Gap, Inc.	170,988,246
1,795,787	Urban Outfitters, Inc.*	58,039,836

		348,889,899

Textiles, Apparel & Luxury Goods – 1.5%
581,905	Fossil Group, Inc.*	65,010,427
609,367	PVH Corp.	77,474,920

		142,485,347

TOTAL COMMON STOCKS		$9,178,667,711

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Investment Company(a) – 2.5%
237,204,070	Goldman Sachs Financial Square Funds - Government Fund	$ 237,204,070

TOTAL INVESTMENTS – 99.7%		$9,415,871,781

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		27,373,586

NET ASSETS – 100.0%		$9,443,245,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,010,074,850

Gross unrealized gain	1,550,854,035
Gross unrealized loss	(145,057,104)

Net unrealized security gain	$1,405,796,931

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Aerospace & Defense – 3.0%
311,023	Cubic Corp.	$ 16,002,133
273,291	Curtiss-Wright Corp.	19,376,332
632,911	Esterline Technologies Corp.*	75,208,814
602,057	Moog, Inc. Class A*	43,817,709
354,645	Teledyne Technologies, Inc.*	37,915,097

		192,320,085

Air Freight & Logistics – 0.5%
637,056	Forward Air Corp.	31,190,262

Auto Components* – 1.0%
1,491,299	American Axle & Manufacturing Holdings, Inc.	31,824,320
573,205	Tenneco, Inc.	31,153,692

		62,978,012

Biotechnology* – 0.7%
1,563,736	Infinity Pharmaceuticals, Inc.	23,471,677
538,796	TESARO, Inc.	18,593,850

		42,065,527

Building Products* – 0.5%
912,004	Continental Building Products, Inc.	15,230,467
793,730	NCI Building Systems, Inc.	14,811,002
16,577	Trex Co., Inc.	698,554

		30,740,023

Capital Markets – 2.2%
1,159,239	Apollo Investment Corp.	9,552,129
240,097	Cohen & Steers, Inc.	10,388,997
474,679	Golub Capital BDC, Inc.	8,430,299
305,964	Moelis & Co.	9,861,220
744,730	New Mountain Finance Corp.	11,237,976
1,611,532	OM Asset Management PLC*	24,978,746
6,613	Solar Capital Ltd.	121,547
885,570	Stifel Financial Corp.*	42,976,712
160,875	Virtus Investment Partners, Inc.	24,774,750

		142,322,376

Chemicals – 3.0%
215,372	Axiall Corp.	9,321,300
294,547	H.B. Fuller Co.	12,721,485
627,909	Methanex Corp.	32,437,779
393,296	Minerals Technologies, Inc.	29,194,362
1,259,924	PolyOne Corp.	46,995,165
279,506	Quaker Chemical Corp.	22,760,174
134,238	Tronox Ltd. Class A	3,027,067
335,912	W.R. Grace & Co.*	32,271,066

		188,728,398

Commercial Banks – 14.2%
2,109,475	BancorpSouth, Inc.	46,176,408
1,769,694	Bank of the Ozarks, Inc.	64,062,923
670,795	Banner Corp.	27,630,046

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
2,030,910	Boston Private Financial Holdings, Inc.	$ 25,914,412
370,948	Bridge Capital Holdings*	8,546,642
766,239	CoBiz, Inc.	8,796,424
730,795	Community Bank System, Inc.	27,032,107
363,530	ConnectOne Bancorp, Inc.	6,718,034
1,067,599	First Financial Bankshares, Inc.	32,209,462
1,075,933	First Midwest Bancorp, Inc.	18,000,359
858,929	Flushing Financial Corp.	16,508,615
1,510,138	Glacier Bancorp, Inc.	41,347,578
965,498	Great Western Bancorp, Inc.*	21,588,535
451,706	Heritage Financial Corp.	7,647,383
897,418	Home Bancshares, Inc.	28,421,228
542,300	Independent Bank Corp.	21,491,349
241,163	Independent Bank Group, Inc.	10,345,893
298,494	Lakeland Financial Corp.	11,817,377
1,424,017	MB Financial, Inc.	44,856,535
1,024,544	PacWest Bancorp	47,641,296
867,141	Pinnacle Financial Partners, Inc.	32,665,201
1,832,338	PrivateBancorp, Inc.	57,627,030
549,266	Prosperity Bancshares, Inc.	30,857,764
374,088	Sandy Spring Bancorp, Inc.	8,892,072
151,749	Sierra Bancorp	2,408,257
206,338	Signature Bank*	25,022,609
475,488	South State Corp.	29,446,972
257,124	Southcoast Financial Corp.*	1,751,014
658,873	Southwest Bancorp, Inc.	11,134,954
147,836	Summit State Bank	1,995,786
663,258	Texas Capital Bancshares, Inc.*	36,565,414
272,995	The First of Long Island Corp.	6,901,314
373,187	TriCo Bancshares	9,258,769
755,295	UMB Financial Corp.	41,911,320
1,297,928	ViewPoint Financial Group, Inc.	30,942,604
1,637,894	Webster Financial Corp.	51,544,524

		895,678,210

Commercial Services & Supplies – 1.6%
945,477	Ceco Environmental Corp.	13,387,954
367,411	G&K Services, Inc. Class A	23,918,456
777,614	Mobile Mini, Inc.	32,263,205
951,404	Progressive Waste Solutions Ltd.	29,141,505

		98,711,120

Communications Equipment – 1.1%
798,484	ADTRAN, Inc.	16,680,331
724,697	Digi International, Inc.*	5,174,336
2,986,517	Extreme Networks, Inc.*	10,811,191
948,208	JDS Uniphase Corp.*	12,649,095
1,228,215	RADWARE Ltd.*	24,883,636

		70,198,589

Computers & Peripherals* – 0.3%
498,377	Electronics for Imaging, Inc.	22,152,858

Construction & Engineering – 1.1%
896,148	Comfort Systems USA, Inc.	12,877,647
849,582	EMCOR Group, Inc.	36,829,379
730,685	MYR Group, Inc.*	18,961,276

		68,668,302

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance* – 0.3%
349,304	First Cash Financial Services, Inc.	$ 20,182,785

Containers & Packaging* – 1.0%
1,169,385	Berry Plastics Group, Inc.	33,842,002
2,310,298	Graphic Packaging Holding Co.	28,763,210

		62,605,212

Distributors – 0.3%
357,032	Core-Mark Holding Co., Inc.	21,461,194

Diversified Financial Services – 0.3%
333,366	MarketAxess Holdings, Inc.	21,858,809

Diversified Telecommunication Services*(a) – 0.4%
2,397,022	Premiere Global Services, Inc.	25,288,582

Electric Utilities – 2.9%
822,580	ALLETE, Inc.	41,926,903
884,945	IDACORP, Inc.	54,963,934
1,089,250	PNM Resources, Inc.	31,544,680
1,502,529	Portland General Electric Co.	55,398,244

		183,833,761

Electrical Equipment* – 0.3%
822,458	Thermon Group Holdings, Inc.	19,895,259

Electronic Equipment, Instruments & Components – 2.1%
404,341	Anixter International, Inc.	35,137,233
441,770	Belden, Inc.	32,262,463
1,024,654	CTS Corp.	17,603,556
232,792	Littelfuse, Inc.	22,378,295
1,309,952	Newport Corp.*	23,068,254

		130,449,801

Energy Equipment & Services* – 1.2%
228,798	Dril-Quip, Inc.	18,246,640
1,236,013	Forum Energy Technologies, Inc.	29,676,672
1,565,296	Newpark Resources, Inc.	16,388,649
2,081,759	TETRA Technologies, Inc.	13,219,170

		77,531,131

Food Products – 0.9%
409,576	B&G Foods, Inc.	11,722,065
177,157	Freshpet, Inc.*	2,960,293
65,351	J&J Snack Foods Corp.	6,865,123
327,945	The Hain Celestial Group, Inc.*	37,129,933

		58,677,414

Gas Utilities – 1.3%
369,561	New Jersey Resources Corp.	21,397,582
1,082,528	Southwest Gas Corp.	62,667,546

		84,065,128

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – 1.0%
1,300,433	Endologix, Inc.	$ 16,684,555
546,997	Integra LifeSciences Holdings Corp.	26,934,132
786,572	Tornier NV	20,993,607

		64,612,294

Health Care Providers & Services – 1.7%
469,586	Adeptus Health, Inc. Class A*	14,294,198
670,930	Air Methods Corp.*	29,775,874
1,225,625	HealthSouth Corp.	50,409,956
351,618	Surgical Care Affiliates, Inc.*	11,181,452

		105,661,480

Health Care Technology – 1.2%
4,432,925	Allscripts Healthcare Solutions, Inc.*	53,283,758
1,433,268	Quality Systems, Inc.	21,112,038

		74,395,796

Hotels, Restaurants & Leisure – 2.9%
823,318	Bloomin’ Brands, Inc.*	18,746,951
1,388,525	Diamond Resorts International, Inc.*	33,574,534
239,842	DineEquity, Inc.	23,823,506
542,722	Jack in the Box, Inc.	40,432,789
357,259	Marriott Vacations Worldwide Corp.	26,262,109
485,051	Vail Resorts, Inc.	42,509,870

		185,349,759

Household Durables* – 0.9%
608,833	Meritage Homes Corp.	23,878,431
2,760,264	Standard Pacific Corp.	20,839,993
518,321	William Lyon Homes Class A	10,667,046

		55,385,470

Household Products – 1.0%
688,493	Spectrum Brands Holdings, Inc.	63,320,701

Independent Power Producers & Energy Traders* – 0.6%
1,133,358	Dynegy, Inc.	37,570,818

Industrial Conglomerates – 0.9%
624,016	Carlisle Cos., Inc.	55,787,030

Insurance – 4.8%
2,291,342	American Equity Investment Life Holding Co.	61,866,234
303,175	AMERISAFE, Inc.	12,639,366
3,517,279	CNO Financial Group, Inc.	60,989,618
460,640	Endurance Specialty Holdings Ltd.	27,168,547
86,280	Enstar Group Ltd.*	12,592,566
497,809	Fidelity & Guaranty Life	12,460,159
2,632,471	Maiden Holdings Ltd.	34,380,071

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
1,287,313	Meadowbrook Insurance Group, Inc.	$ 7,839,736
667,467	National General Holdings Corp.	12,515,006
544,190	ProAssurance Corp.	24,537,527
428,785	RLI Corp.	19,694,095
833,116	Symetra Financial Corp.	18,878,409

		305,561,334

Internet & Catalog Retail – 0.4%
351,777	HSN, Inc.	25,655,097

Internet Software & Services*(a) – 0.3%
1,627,069	Everyday Health, Inc.	21,054,273

IT Services – 0.5%
1,674,370	Convergys Corp.	34,910,614

Leisure Equipment & Products – 0.4%
496,489	Brunswick Corp.	24,665,574

Machinery – 4.1%
1,423,330	Actuant Corp. Class A	41,788,969
52,489	Alamo Group, Inc.	2,500,051
640,206	Barnes Group, Inc.	23,514,766
434,519	CIRCOR International, Inc.	29,091,047
508,069	CLARCOR, Inc.	33,476,666
284,659	Graco, Inc.	22,801,186
431,094	RBC Bearings, Inc.	27,408,957
203,211	Standex International Corp.	14,828,307
510,296	Watts Water Technologies, Inc. Class A	30,852,496
583,868	Woodward, Inc.	30,174,298

		256,436,743

Media – 1.3%
759,490	Carmike Cinemas, Inc.*	22,511,284
1,842,698	Live Nation Entertainment, Inc.*	49,384,306
118,194	Nexstar Broadcasting Group, Inc. Class A	6,064,534
383,523	Townsquare Media, Inc.*	4,786,367

		82,746,491

Metals & Mining – 1.4%
3,771,087	AK Steel Holding Corp.*	22,324,835
194,189	Commercial Metals Co.	3,173,048
551,054	Globe Specialty Metals, Inc.	9,549,766
565,649	Kaiser Aluminum Corp.	41,167,934
278,127	TimkenSteel Corp.	9,906,884

		86,122,467

Multi-Utilities – 1.2%
539,200	Black Hills Corp.	29,122,192
862,652	NorthWestern Corp.	45,918,966

		75,041,158

Multiline Retail* – 0.2%
309,821	Burlington Stores, Inc.	13,839,704

Oil, Gas & Consumable Fuels* – 2.4%
1,933,194	Laredo Petroleum, Inc.	20,201,877
2,212,699	Parsley Energy, Inc. Class A	27,968,515

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels* – (continued)
3,122,604	Rex Energy Corp.(a)	$ 21,920,680
1,967,439	Rice Energy, Inc.	48,989,231
1,455,869	RSP Permian, Inc.	31,679,710

		150,760,013

Paper & Forest Products* – 0.5%
978,740	KapStone Paper and Packaging Corp.	29,234,964

Pharmaceuticals* – 0.8%
1,012,465	Catalent, Inc.	29,148,867
637,609	Prestige Brands Holdings, Inc.	21,328,021

		50,476,888

Professional Services* – 0.3%
365,375	On Assignment, Inc.	11,227,974
429,880	TrueBlue, Inc.	9,865,746

		21,093,720

Real Estate Investment Trusts – 12.4%
1,806,260	Acadia Realty Trust	57,728,070
481,747	American Campus Communities, Inc.	19,269,880
2,009,365	Apollo Commercial Real Estate Finance, Inc.	33,516,208
1,425,658	Blackstone Mortgage Trust, Inc. Class A	40,716,792
2,202,166	CBL & Associates Properties, Inc.	42,832,129
2,159,738	Chesapeake Lodging Trust	73,128,729
2,966,873	CubeSmart	63,906,444
1,177,188	DuPont Fabros Technology, Inc.	38,364,557
1,179,679	Highwoods Properties, Inc.	50,914,946
1,496,579	Hudson Pacific Properties, Inc.	42,083,801
4,123,141	MFA Financial, Inc.	34,551,921
743,688	National Health Investors, Inc.	49,291,641
1,596,370	Pebblebrook Hotel Trust	68,915,293
588,895	PS Business Parks, Inc.	47,930,164
5,068,640	Strategic Hotels & Resorts, Inc.*	67,311,539
1,247,854	Terreno Realty Corp.	25,967,842
2,714,113	Two Harbors Investment Corp.	28,525,328

		784,955,284

Real Estate Management & Development – 0.8%
1,892,604	Kennedy-Wilson Holdings, Inc.	49,188,778

Semiconductors & Semiconductor Equipment – 3.7%
681,997	Cabot Microelectronics Corp.*	32,258,458
3,034,768	Entegris, Inc.*	40,878,325
1,685,663	Fairchild Semiconductor International, Inc.*	27,189,744
3,085,943	Intersil Corp. Class A	40,456,713
1,080,674	MKS Instruments, Inc.	39,379,761
998,105	Semtech Corp.*	25,411,753
566,517	Silicon Laboratories, Inc.*	25,691,546

		231,266,300

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 2.5%
771,407	Bottomline Technologies de, Inc.*	$ 18,914,900
460,190	Gigamon, Inc.*	6,599,124
571,507	Informatica Corp.*	20,791,425
759,934	Monotype Imaging Holdings, Inc.	21,004,576
312,746	Pegasystems, Inc.	6,542,646
694,359	PTC, Inc.*	27,128,606
413,463	SS&C Technologies Holdings, Inc.	20,900,555
557,802	Verint System, Inc.*	33,574,102

		155,455,934

Specialty Retail – 2.2%
314,712	Asbury Automotive Group, Inc.*	23,826,846
157,717	Boot Barn Holdings, Inc.*	3,406,687
412,116	Express, Inc.*	6,161,134
39,128	Genesco, Inc.*	3,183,845
628,249	GNC Acquisition Holdings, Inc. Class A	27,781,171
362,426	Lithia Motors, Inc. Class A	26,641,935
256,691	Monro Muffler Brake, Inc.	14,064,100
3,805,720	Office Depot, Inc.*	25,231,924
138,281	The Men’s Wearhouse, Inc.	6,460,488

		136,758,130

Textiles, Apparel & Luxury Goods – 1.1%
410,705	Carter’s, Inc.	34,174,763
603,136	Movado Group, Inc.	17,328,097
603,627	Steven Madden Ltd.*	20,583,681

		72,086,541

Thrifts & Mortgage Finance – 1.9%
820,756	Brookline Bancorp, Inc.	7,805,390
562,628	Dime Community Bancshares	8,523,814
193,560	Home Loan Servicing Solutions Ltd.	3,782,162
716,522	Oritani Financial Corp.	10,425,395
1,103,190	Provident Financial Services, Inc.	19,063,123
3,320,611	Radian Group, Inc.	56,616,418
173,050	WSFS Financial Corp.	12,996,055

		119,212,357

Trading Companies & Distributors – 1.7%
675,221	Applied Industrial Technologies, Inc.	31,661,113
859,129	Kaman Corp.	33,798,135
485,011	WESCO International, Inc.*	39,960,056

		105,419,304

TOTAL COMMON STOCKS		$6,025,627,854

Exchange Traded Fund – 1.7%
1,074,667	iShares Russell 2000 Value ETF	$ 107,144,300

Shares	Description	Value
Investment Company(b) – 2.9%
181,561,707	Goldman Sachs Financial Square Funds - Government Fund	$ 181,561,707

TOTAL INVESTMENTS – 99.9%		$6,314,333,861

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		5,547,907

NET ASSETS – 100.0%		$6,319,881,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

(b)	Represents an Affiliated Fund.

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,113,121,182

Gross unrealized gain	1,363,665,538
Gross unrealized loss	(162,452,859)

Net unrealized security gain	$1,201,212,679

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 2.4%
194	Curtiss-Wright Corp.	$ 13,755
612	Esterline Technologies Corp.*	72,724
592	Triumph Group, Inc.	40,291

		126,770

Auto Components – 1.9%
365	BorgWarner, Inc.	20,645
331	Lear Corp.	31,746
130	TRW Automotive Holdings Corp.*	13,442
364	Visteon Corp.*	35,672

		101,505

Biotechnology* – 0.3%
441	TESARO, Inc.	15,219

Building Products – 0.4%
423	A.O. Smith Corp.	22,812

Capital Markets – 2.3%
702	Ares Capital Corp.	11,548
2,151	E*TRADE Financial Corp.*	49,064
1,350	OM Asset Management PLC*	20,925
744	Stifel Financial Corp.*	36,106

		117,643

Chemicals – 3.1%
98	Ashland, Inc.	11,177
948	Axalta Coating Systems Ltd.*	22,562
484	Methanex Corp.	25,004
35	NewMarket Corp.	13,780
952	PolyOne Corp.	35,510
557	RPM International, Inc.	26,569
273	W.R. Grace & Co.*	26,227

		160,829

Commercial Banks – 9.9%
1,179	BancorpSouth, Inc.	25,808
1,228	Bank of the Ozarks, Inc.	44,454
1,039	BankUnited, Inc.	31,378
650	Cullen/Frost Bankers, Inc.	48,529
1,268	East West Bancorp, Inc.	46,624
969	Glacier Bancorp, Inc.	26,531
1,355	PacWest Bancorp	63,008
1,342	PrivateBancorp, Inc.	42,206
739	Prosperity Bancshares, Inc.	41,517
409	Signature Bank*	49,599
442	Texas Capital Bancshares, Inc.*	24,368
618	UMB Financial Corp.	34,293
1,211	Webster Financial Corp.	38,110

		516,425

Commercial Services & Supplies – 0.6%
645	Waste Connections, Inc.	30,450

Communications Equipment* – 0.7%
2,902	JDS Uniphase Corp.	38,713

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 0.7%
596	KBR, Inc.	$ 10,037
892	Quanta Services, Inc.*	27,206

		37,243

Consumer Finance* – 0.3%
289	First Cash Financial Services, Inc.	16,698

Containers & Packaging – 1.9%
1,186	MeadWestvaco Corp.	53,133
614	Packaging Corp. of America	45,608

		98,741

Diversified Financial Services – 0.3%
260	MarketAxess Holdings, Inc.	17,048

Electric Utilities – 3.2%
625	IDACORP, Inc.	38,819
1,247	OGE Energy Corp.	44,505
596	Pinnacle West Capital Corp.	37,685
1,216	Westar Energy, Inc.	47,534

		168,543

Electrical Equipment – 1.1%
277	Hubbell, Inc. Class B	29,583
552	Sensata Technologies Holding NV*	27,363

		56,946

Electronic Equipment, Instruments & Components – 3.5%
387	Anixter International, Inc. *	33,630
821	Avnet, Inc.	35,951
422	Belden, Inc.	30,819
1,374	Ingram Micro, Inc. Class A*	37,689
2,122	Vishay Intertechnology, Inc.	29,432
218	Zebra Technologies Corp. Class A*	15,947

		183,468

Energy Equipment & Services – 1.2%
347	Oceaneering International, Inc.	21,760
810	Oil States International, Inc.*	40,379

		62,139

Food Products – 1.8%
732	Hormel Foods Corp.	38,854
794	Pinnacle Foods, Inc.	27,020
246	The Hain Celestial Group, Inc.*	27,852

		93,726

Gas Utilities – 2.1%
1,063	Atmos Energy Corp.	57,083
2,163	Questar Corp.	51,890

		108,973

Health Care Equipment & Supplies* – 0.4%
725	Tornier NV	19,350

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 2.2%
1,460	Envision Healthcare Holdings, Inc.*	$ 51,625
1,074	HealthSouth Corp.	44,174
382	Tenet Healthcare Corp.*	18,355

		114,154

Health Care Technology* – 0.8%
3,640	Allscripts Healthcare Solutions, Inc.	43,753

Hotels, Restaurants & Leisure – 1.9%
471	Jack in the Box, Inc.	35,089
1,891	Krispy Kreme Doughnuts, Inc.*	38,501
268	Vail Resorts, Inc.	23,488

		97,078

Household Durables – 2.1%
656	Jarden Corp.*	28,940
799	Lennar Corp. Class A	37,745
616	Meritage Homes Corp.*	24,159
115	Mohawk Industries, Inc.*	17,663

		108,507

Household Products – 1.0%
566	Spectrum Brands Holdings, Inc.	52,055

Independent Power Producers & Energy Traders – 0.6%
945	NRG Energy, Inc.	29,541

Industrial Conglomerates – 1.6%
949	Carlisle Cos., Inc.	84,841

Insurance – 8.8%
1,447	Allied World Assurance Co. Holdings AG	54,552
1,687	American Equity Investment Life Holding Co.	45,549
777	Brown & Brown, Inc.	25,019
2,901	CNO Financial Group, Inc.	50,303
681	Endurance Specialty Holdings Ltd.	40,165
929	HCC Insurance Holdings, Inc.	49,302
559	ProAssurance Corp.	25,205
377	Protective Life Corp.	26,281
206	The Hanover Insurance Group, Inc.	14,684
990	Torchmark Corp.	53,213
834	Validus Holdings Ltd.	34,611
825	W.R. Berkley Corp.	43,098

		461,982

Internet & Catalog Retail – 0.9%
198	HSN, Inc.	14,440
824	Liberty Interactive Corp. Class A*	24,019
295	Liberty Ventures Series A*	10,809

		49,268

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.9%
679	IAC/InterActiveCorp.	$ 44,325

Life Sciences Tools & Services – 0.4%
417	PerkinElmer, Inc.	18,961

Machinery – 4.8%
803	Actuant Corp. Class A	23,576
350	Crane Co.	20,660
245	Graco, Inc.	19,625
767	Kennametal, Inc.	28,241
406	Lincoln Electric Holdings, Inc.	29,248
398	Pall Corp.	38,252
994	Terex Corp.	28,528
620	The Timken Co.	26,530
965	Xylem, Inc.	36,998

		251,658

Media – 2.7%
1,718	Gannett Co., Inc.	55,921
1,872	Live Nation Entertainment, Inc.*	50,169
500	The Madison Square Garden Co. Class A*	36,520

		142,610

Metals & Mining – 1.3%
1,986	AK Steel Holding Corp.*	11,757
208	Royal Gold, Inc.	13,246
1,212	United States Steel Corp.	40,420

		65,423

Multi-Utilities – 1.8%
1,727	CMS Energy Corp.	57,164
828	Vectren Corp.	36,606

		93,770

Multiline Retail* – 0.7%
560	Dollar Tree, Inc.	38,282

Oil, Gas & Consumable Fuels – 3.1%
1,343	Eclipse Resources Corp.*	14,491
1,584	Laredo Petroleum, Inc.*	16,553
1,745	QEP Resources, Inc.	35,668
1,553	Rice Energy, Inc.*	38,669
440	SM Energy Co.	19,118
492	Tesoro Corp.	37,697

		162,196

Pharmaceuticals* – 1.4%
914	Catalent, Inc.	26,314
665	Endo International PLC	48,658

		74,972

Real Estate Investment Trusts – 11.5%
893	American Campus Communities, Inc.	35,720
3,285	Brixmor Property Group, Inc.	79,431
3,399	CBL & Associates Properties, Inc.	66,111

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
1,029	Douglas Emmett, Inc.	$ 28,647
1,613	Highwoods Properties, Inc.	69,617
398	National Health Investors, Inc.	26,380
1,841	Pebblebrook Hotel Trust	79,476
1,299	Post Properties, Inc.	76,095
426	PS Business Parks, Inc.	34,672
2,535	Starwood Property Trust, Inc.	60,992
3,459	Strategic Hotels & Resorts, Inc.*	45,936

		603,077

Real Estate Management & Development – 0.4%
833	Kennedy-Wilson Holdings, Inc.	21,650

Semiconductors & Semiconductor Equipment – 1.9%
2,824	Atmel Corp.*	22,338
1,775	Intersil Corp. Class A	23,270
967	Semtech Corp.*	24,620
1,469	Teradyne, Inc.	29,160

		99,388

Software – 3.3%
627	Informatica Corp.*	22,810
420	NetScout Systems, Inc.*	16,023
989	PTC, Inc.*	38,640
463	SS&C Technologies Holdings, Inc.	23,405
923	Synopsys, Inc.*	40,049
505	Verint System, Inc.*	30,396

		171,323

Specialty Retail – 1.6%
527	CST Brands, Inc.	23,009
92	Foot Locker, Inc.	5,270
590	GNC Acquisition Holdings, Inc. Class A	26,090
308	Lithia Motors, Inc. Class A	22,641
1,041	Office Depot, Inc.*	6,902

		83,912

Textiles, Apparel & Luxury Goods – 2.0%
515	Gildan Activewear, Inc.	30,025
482	Hanesbrands, Inc.	55,777
158	PVH Corp.	20,088

		105,890

Thrifts & Mortgage Finance – 0.9%
2,747	Radian Group, Inc.	46,836

Trading Companies & Distributors* – 1.0%
661	WESCO International, Inc.	54,460

TOTAL COMMON STOCKS		$5,113,153

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$100,000	0.104%	12/01/14	$ 100,000

TOTAL INVESTMENTS – 99.6%			$5,213,153

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			21,029

NET ASSETS – 100.0%			$5,234,182

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line a 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,780,283

Gross unrealized gain	508,361
Gross unrealized loss	(75,491)

Net unrealized security gain	$432,870

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2014:

GROWTH AND INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,214,995	$—	$—
North America	467,493,999	—	—
Short-term Investments	—	9,400,000	—
Total	$471,708,994	$9,400,000	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$52,470,517	$—	$—
North America	1,455,685,345	—	—
Short-term Investments	—	47,600,000	—
Total	$1,508,155,862	$47,600,000	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$68,038,830	$—	$—
Europe	267,187,997	—	—
North America	8,843,440,884	—	—
Investment Company	237,204,070	—	—
Total	$9,415,871,781	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$24,883,636	$—	$—
Europe	45,972,353	—	—
North America	5,954,771,865	—	—
Exchange Traded Fund	107,144,300	—	—
Investment Company	181,561,707	—	—
Total	$6,314,333,861	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$170,848	$—	$—
North America	4,942,305	—	—
Short-term Investments	—	100,000	—
Total	$5,113,153	$100,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund(s) utilize(s) fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$9,400,000	$9,400,027	$9,599,406
Large Cap Value	47,600,000	47,600,138	48,609,756
Small/Mid Cap Value	100,000	100,000	102,121

REPURCHASE AGREEMENTS — At November 30, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Large Cap Value	Small/Mid Cap Value
BNP Paribas Securities Co.	0.100%	$4,328,277	$21,917,660	$46,045
Citigroup Global Markets, Inc.	0.100	3,055,255	15,471,289	32,503
Merrill Lynch & Co., Inc.	0.120	2,016,468	10,211,051	21,452
TOTAL		$9,400,000	$47,600,000	$100,000

At November 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	0.220%	11/30/15
Federal Home Loan Bank Discount Note	0.000	04/29/15
Federal Home Loan Mortgage Corp.	3.000 to 6.500	10/01/18 to 11/01/44
Federal National Mortgage Association	2.000 to 7.000	03/01/15 to 11/01/44
Government National Mortgage Association	3.000 to 5.000	08/15/42 to 09/15/44
U.S. Treasury Notes	0.380 to 1.380	05/31/16 to 04/30/20

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 28, 2015

*	Print the name and title of each signing officer under his or her signature.